Preferred Shares	12 Months Ended
Jun. 30, 2023
Preferred Shares [Abstract]
Preferred Shares
15	Preferred Shares

Predecessors’ preferred shares

Prior to incorporation of the Company, Witty network has issued preferred shares to certain investors. The following table summarizes the issuances of preferred shares by Witty network:

Series	Issuance Date	Shares Issued	Issue Price per share (US$)	Aggregated issuance price (US$)
WN-A	April 2017	22,000,000	0.0455	1,001
WN-B	April 2018	23,983,789	0.1800	4,317
WN-B-1	May 2018	7,913,872	0.3146	2,489
WN-C	June 2018	20,327,789	0.5686	11,559
WN-D	August 2020	11,818,754	1.1825	13,975
WN-E	November 2020	14,799,427	2.3398	34,628

In August 2020, in connection with the issuance of series WN-D preferred shares, terms of series WN-A, WN-B, WN-B-1, and WN-C preferred shares were modified to include a redemption right.

On May 31, 2021, preferred shares were issued by EW in connection with the Step 1 Reorganization to replicate the number and terms of preferred shares originally issued by Witty network.

On May 31, 2022, preferred shares were issued the Company in connection with the Step 2 Reorganization to replicate the number and terms of preferred shares originally issued by EW.

Upon the completion of the IPO in January 2023, all of issued and outstanding Preferred Shares automatically converted into ordinary shares on a one-for-one basis.

Preferred shares of the Company

The key terms of the preferred shares of the Company are as follows:

Conversion Rights

Unless converted earlier pursuant to Automatic Conversion below, each holder of preferred shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the preferred shares into Class A ordinary shares at any time.

Automatic Conversion: Each preferred share shall automatically be converted into Class A Ordinary Shares, at the then applicable conversion price (i) upon the closing of a qualified initial public offering (“QIPO”), and (ii) upon the prior written approval of the holders of a majority of the outstanding preferred shares of each class with respect to conversion of each class.

The initial conversion ratio of preferred shares to ordinary shares shall be 1:1, and shall be subject to adjustments in the event of issuance or deemed issuance of additional ordinary shares below the preferred share conversion price, or share dividends, subdivisions, combinations or consolidations of ordinary shares, other distributions, or reclassification, exchange and substitution.

Redemption Rights

The preferred shareholders shall have redemption rights upon the occurrence of any of the following events: (i) the Company fails to complete QIPO or a trade sale within four (4) years after the closing date of the issuance of Series E preferred shares of Witty network; (ii) a material breach by the Group or the Founder or the Founder Co., (iii) the termination of the Founder’s employment/services contract with the Group due to the voluntary termination by the Founder, or (iv) the time when any material adverse change occurs, under which circumstance the captive structure of the Group companies which is established through the VIE Contractual Agreements becomes, or has become invalid, illegal or unenforceable (each a “Redemption Event”); then each preferred share shall be redeemable upon the request of any preferred shareholder.

The redemption price for each outstanding preferred share shall be equal to the product of (x) the applicable deemed preferred share issue price as set forth in the Company’s Memorandum of Association, and (y) (1+8%*N), where N equals to a fraction, (A) the numerator of which is the number of calendar days between the applicable original issue date (as defined in the Company’s Memorandum of Association) and the date on which the relevant redemption price is paid in full and (B) the denominator of which is 365, plus any declared but unpaid dividends.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Series E Preferred Shares shall be entitled to receive, prior to any distribution to the holders of any other class or series of shares then outstanding, an amount per Series E Preferred Share equal to (i) one hundred and twenty five percent (125%) of the applicable Series E deemed preferred share issue price, plus (ii) all accrued or declared but unpaid dividends. The holders of other series of Preferred Shares shall be entitled to receive an amount per share equal to (i) one hundred percent (100%) of the respective deemed preferred share issue price, plus (ii) all accrued or declared but unpaid dividends.

Unless waived in writing by the majority of the outstanding preferred shares of each class, (i) the acquisition of the Company (whether by a sale of equity, merger or consolidation) in which in excess of 50% of the Company’s voting power outstanding before such transaction is transferred, (ii) the exclusive licensing of all or substantially all of the Company’s proprietary rights; or (iii) a sale, transfer or other disposition of all or substantially all the Company’s assets, shall be deemed a liquidation, dissolution or winding up of the Company.

Dividend Rights

Holders of the preferred shares shall be entitled to receive any cash or non-cash dividends declared by the Board (including the approval of each investor director) on an as-converted basis.

Voting Rights

Each preferred share shall carry a number of votes equal to the number of Class A Ordinary Shares then issuable upon its conversion into Class A Ordinary Shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of shareholders is solicited.

Accounting for preferred shares

The Company classified the preferred shares in the mezzanine equity of the consolidated balance sheets as they are contingently redeemable at the options of the holders. The Company also determined that the embedded conversion features and the redemption features do not require bifurcation as they either are clearly and closely related to the preferred shares or do not meet the definition of a derivative.

Preferred shares of the Company were recognized upon the issuance of the shares by the Company on the completion date of the Reorganization and measured based on portion of carrying value of the Predecessors’ preferred shares attributable to the Listing Businesses using the relative fair value method. The preferred shares were subsequently accreted to its redemption value (if higher than the fair value at issue date). The Company records accretion on the preferred shares, where applicable, to the redemption value from the issuance date to the earliest redemption dates. The accretion calculated using the effective interest method, is recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. The issuance costs for Preferred Shares were nil for the years presented.

The Group’s preferred shares activities for the year ended June 30, 2022 and 2023 are summarized below:

	Series A		Series B		Series B-1		Series C		Series D		Series E		Total
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB

Balance as of July 1, 2021	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Issuance of Preferred Shares upon Step 2 Reorganization	22,000,000	82,002	23,983,789	94,833	7,913,872	33,612	20,327,789	108,501	11,818,754	103,404	14,799,427	238,821	100,843,631	661,173
Accretion of preferred share redemption value	-	-	-	-	-	-	-	391	-	752	-	1,844	-	2,987

Balance as of June 30, 2022	22,000,000	82,002	23,983,789	94,833	7,913,872	33,612	20,327,789	108,892	11,818,754	104,156	14,799,427	240,665	100,843,631	664,160

Balance as of July 1, 2022	22,000,000	82,002	23,983,789	94,833	7,913,872	33,612	20,327,789	108,892	11,818,754	104,156	14,799,427	240,665	100,843,631	664,160
Accretion of preferred share redemption value	-	-	-	-	-	-	-	2,894	-	5,643	-	13,842	-	22,379
Conversion of preferred shares to ordinary shares upon the completion of the IPO	22,000,000	82,002	23,983,789	94,833	7,913,872	33,612	20,327,789	111,786	11,818,754	109,799	14,799,427	254,507	100,843,631	686,539

Balance as of June 30, 2023	-	-	-	-	-	-	-	-	-	-	-	-	-	-